Commitments and contingencies (Details) - Property, in development commitment - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Future payments relating to the construction and retrofit of the building	$ 6,500,000	$ 8,600,000
Commitment recorded	$ 2,666,133	$ 4,921,433